SEI INVESTMENTS

                             Semi-Annual Report as of March 31, 2001 (Unaudited)


                                           SEI Institutional International Trust

                                                       International Equity Fund

                                                    Emerging Markets Equity Fund

                                                 International Fixed Income Fund

                                                      Emerging Markets Debt Fund

TABLE OF CONTENTS

--------------------------------------------------------------

Statements of Net Assets/Schedules of Investments          1
--------------------------------------------------------------
Statements of Assets and Liabilities                      18
--------------------------------------------------------------
Statements of Operations                                  19
--------------------------------------------------------------
Statements of Changes in Net Assets                       20
--------------------------------------------------------------
Financial Highlights                                      22
--------------------------------------------------------------
Notes to Financial Statements                             23
--------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

INTERNATIONAL
EQUITY FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 98.8%
AUSTRALIA -- 1.9%
   AMP                                64,552       $   633
   Aristocrat Leisure                183,682           610
   Australia and New Zealand
     Banking Group                   450,000         3,028
   BHP                               852,554         8,160
   Brambles Industries                28,873           618
   Broken Hill Proprietary ADR        27,300           527
   Cable & Wireless Optus*           820,000         1,457
   Commonwealth Bank of Australia    334,220         4,667
   Computershare                     181,389           617
   CSL                                55,495           970
   Foster's Brewing Group            961,657         2,418
   Lend Lease Corporation             52,863           324
   Macquarie Bank                     94,122         1,270
   National Australia Bank           276,869         3,867
   News Corporation                  604,197         4,582
   QBE Insurance Group               557,951         2,967
   Rio Tinto                         149,804         2,374
   Telstra Corporation             1,503,407         4,713
   Westpac Banking                   458,571         2,833
   WMC                               945,966         3,709
   Woolworths                        355,078         1,439
                                                ----------
                                                    51,783
                                                ----------
BELGIUM -- 1.0%
   Fortis (B)                      1,040,927        27,375
                                                ----------
BRAZIL -- 0.2%
   Embratel Participacoes ADR        618,914         5,756
                                                ----------
CANADA -- 1.5%
   Abitibi-Consolidated              185,600         1,451
   Alcan Aluminum                     46,700         1,677
   ATI Technologies*                 156,600           676
   Bank of Nova Scotia                10,000           257
   Bombardier                        297,300         4,112
   Bombardier, Series B               74,800         1,036
   CAE                                81,000         1,222
   Canada Pacific                    172,700         6,290
   Canadian Imperial Bank
     of Commerce                      25,900           819
   Canadian National Railway          34,000         1,283
   Celestica*                         27,900           764
   Magna International, Series A      63,900         2,945
   Mitel*                             72,000           572
   Nortel Networks                   381,223         5,384
   Nortel Networks (NY Shares)        58,000           815
   Pancanadian Petroleum             206,200         5,696
   Thomson                           125,900         4,202
   Toronto-Dominion Bank              61,000         1,530
                                                ----------
                                                    40,731
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
DENMARK -- 0.2%
   Danske Bank                       242,230    $    3,842
   H. Lundbeck                        46,280         1,084
                                                ----------
                                                     4,926
                                                ----------
FINLAND -- 1.0%
   Nokia                             848,800        20,417
   Nokia ADR                          14,200           341
   UPM-Kymmene                       198,800         5,624
                                                ----------
                                                    26,382
                                                ----------
FRANCE -- 11.0%
   Accor                              20,000           752
   Aventis                           297,806        23,141
   Aventis (DE)                      292,568        22,501
   Axa                               202,706        22,560
   BNP Paribas                        15,800         1,331
   Bouygues                          155,560         5,226
   Carrefour Supermarche             293,000        16,007
   Castorama Dubois
     Investissements                 101,596        22,201
   Christian Dior                     19,000           675
   Cie de Saint-Gobain                56,680         8,192
   France Telecom                     26,400         1,548
   Groupe Danone                      16,500         2,097
   L'OREAL                            30,800         2,094
   LVMH Moet Hennessy
     Louis Vuitton                   155,700         7,845
   Michelin (C.G.D.E.), Class B       52,900         1,725
   Pechiney                           84,500         3,656
   PSA Peugeot Citroen                87,997        22,326
   Sagem                               2,000           156
   Sanofi-Synthelabo                 225,526        12,600
   Schneider Electric                356,941        20,825
   Societe BIC                        70,000         2,714
   Societe Eurafrance                 27,482         1,635
   Societe Television Francaise 1    112,000         3,846
   Suez Lyonnaise des Eaux            22,700         3,351
   Suez Lyonnaise des Eaux
     STRIP VVPR*                       2,200
   TotalFinaElf                      305,918        41,511
   Usinor                            770,475         9,467
   Valeo                             314,725        14,273
   Vivendi Universal                 237,251        14,440
                                                ----------
                                                   288,695
                                                ----------
GERMANY -- 8.1%
   Aixtron                            22,700         1,445
   Allianz                            39,412        11,515
   Bayerische Motoren Werke           75,100         2,324
   DaimlerChrysler                   198,871         8,808
   Depfa Deutsche Pfandbriefbank      16,220         1,226

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

INTERNATIONAL
EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Deutsche Bank                     646,457   $    49,432
   Deutsche Lufthansa                243,565         4,586
   Deutsche Telekom                  802,253        18,935
   Dresdner Bank                     152,550         6,905
   E.ON                              156,807         7,485
   Epcos                              31,800         1,824
   Infineon Technologies             102,700         3,886
   Infineon Technologies ADR          37,500         1,419
   Intershop Communications*          32,000           113
   MAN                               258,550         6,262
   Metro                             130,400         5,556
   Muenchener Rueckversicherungs     137,697        41,264
   RWE                               284,900        10,250
   Siemens                           219,945        22,748
   Volkswagen                        162,700         7,479
                                                ----------
                                                   213,462
                                                ----------
GREECE -- 0.0%
   Coca Cola Hellenic Bottling        78,859         1,079
                                                ----------
HONG KONG -- 3.2%
   Amoy Properties                   929,500         1,037
   Bank of East Asia                 451,600         1,016
   Cathay Pacific Airways          5,176,000         7,532
   Cheung Kong                       559,000         5,859
   China Mobile*                   2,692,000        11,839
   China Unicom*                   5,798,000         6,245
   CLP Holdings                      283,500         1,501
   DAO Heng Bank Group               211,000           974
   Esprit Holdings                   784,000           875
   Giordano International          1,512,000           742
   Hang Seng Bank                    276,800         3,212
   Henderson Investment            1,303,000           936
   Hong Kong & China Gas           1,064,000         1,446
   Hong Kong Land Holdings         1,000,000         2,150
   Hutchison Whampoa                 864,400         9,033
   Johnson ElectricHoldings        2,421,500         3,850
   Legend Holdings                 1,454,000           988
   Li & Fung                       1,744,000         2,717
   MTR*                              595,000           965
   New World Development             443,000           568
   Peregrine Investments* (1)        526,000            --
   Shangri-La Asia                 2,000,000         2,039
   South China Morning Post          916,000           658
   Sun Hung Kai Properties         1,259,000        12,026
   Swire Pacific                   1,051,500         6,512
   Television Broadcasts              64,000           350
   Wharf Holdings                    240,000           629
                                                ----------
                                                    85,699
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
IRELAND -- 0.3%
   Allied Irish Banks                227,520    $    2,309
   CRH                               266,857         4,105
   CRH Rights,
     expiration 04/25/01*                 67           336
   Irish Life & Permanent              7,900            87
                                                ----------
                                                     6,837
                                                ----------
ITALY -- 3.9%
   Assicurazioni Generali            744,732        23,569
   Banca Nazionale Del Lavoro      2,387,020         7,491
   Banca Popolare di Milano          136,600           645
   ENI-Ente Nazionale
     Idrocarburi                   7,544,011        49,350
   Ifil - Finanziaria
     di Partecipazioni               128,175           812
   Italcementi                       174,252         1,428
   Montedison                        655,500         1,525
   Olivetti                        1,565,200         3,002
   Riunione Adriatica di Sicurta     183,100         2,250
   Telecom Italia                    279,400         1,512
   TIM                             1,562,618        10,433
                                                ----------
                                                   102,017
                                                ----------
JAPAN -- 22.5%
   Aderans                            24,000           728
   Advantest                          50,300         5,001
   Aiful                              91,050         7,985
   Aisin Seiki                         9,000           133
   Amano                             204,000         1,530
   Aruze                              72,700         2,146
   Asahi Kasei                       503,000         2,183
   Autobacs Seven                     45,400         1,018
   Avex                               52,800         3,476
   Benesse                            12,000           436
   Bridgestone                       107,000         1,086
   Canon                             256,000         9,295
   Chudenko                          123,000         1,472
   Chugai Pharmaceutical             577,000         8,757
   Chuo Mitsui Trust & Banking       369,000           724
   Circle K Japan                     65,000         1,867
   Credit Saison                     114,000         2,411
   Daiichi Pharmaceutical            243,000         5,604
   Daito Trust Construction          190,000         2,911
   Daiwa House Industry              761,887         4,930
   Daiwa Securities Group            192,000         1,819
   Don Quijote                        32,700         2,184
   Eisai                              59,000         1,469
   FamilyMart                         66,400         1,027
   Fuji Heavy Industries             262,000         1,744
   Fuji Machine Manufacturing         14,100           358
   Fuji Photo Film                   185,000         6,850
   Fuji Soft ABC                      32,600         1,719
   Fuji Television Network               250         1,750

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Fujikura                          667,000    $    4,364
   Fujitsu                           672,000         8,955
   Funai Electric                     39,400         3,053
   Furukawa Electric                 881,000         9,139
   Futaba                             27,000           765
   Hirose Electric                    76,100         6,983
   Hitachi                           694,000         5,942
   Hitachi Metals                    320,000         1,379
   Honda Motor                       507,000        20,714
   Hosiden                           175,000         4,399
   Hoya                               16,800         1,094
   Ito-Yokado                         39,000         1,892
   Itochu                          1,659,000         5,891
   Jafco                              16,900         1,740
   Japan Air Lines Company         1,516,000         5,734
   Japan Airport Terminal            326,000         3,145
   Japan Energy                    4,042,000         7,289
   JSAT                                  397         2,851
   JSR                               292,000         1,636
   Jusco                             209,000         4,303
   Kamigumi                          460,000         1,744
   KDDI                                  244           792
   Keyence                             8,900         1,648
   Kokusai Securities                143,000         1,078
   Konami                             65,000         3,065
   Kyocera                            56,000         5,090
   Mabuchi Motor                      55,400         5,371
   Marui                              92,000         1,270
   Matsushita Communication          119,000         7,692
   Matsushita Electric Industrial    697,000        12,597
   Meitec                             33,000         1,172
   Mitsubishi Electric               858,000         4,861
   Mitsubishi Heavy Industries     1,647,000         6,059
   Mitsubishi Motors*              1,199,000         3,320
   Mitsui & Co.                      300,000         1,599
   Mitsui Chemicals                1,037,000         4,361
   Mitsui Fudosan                    259,000         2,495
   Mitsui Marine & Fire Insurance    180,000           978
   Mitsui Mining & Smelting          405,000         2,353
   Mitsumi Electric                   46,000           780
   Mizuho Holding                      2,330        13,108
   Mori Seiki                        140,000         1,408
   Murata Manufacturing
     Company                         133,700        11,106
   Namco                             289,200         4,800
   NEC                               754,000        12,021
   Nichicon                          290,700         4,106
   Nichiei*                          265,200         2,137
   Nikko Securities                  175,000         1,229
   Nikon                             320,000         3,628
   Nintendo                           38,400         6,285
   Nippon Broadcasting Systems        42,000         1,431
   Nippon Foundry*                       346         2,512
   Nippon Meat Packers                99,000         1,091

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Nippon Sheet Glass                632,000    $    6,137
   Nippon System Development          16,100           859
   Nippon Telegraph & Telephone        4,362        27,846
   Nippon Television Network           3,840         1,195
   Nippon Unipac Holding*                739         3,792
   Nissan Motor*                   2,462,000        15,520
   Nitto Denko                        92,000         2,349
   Nomura Securities                 504,000         9,049
   NTT Docomo                          1,409        24,510
   Obic                                6,000         1,108
   Osaka Gas                         560,000         1,457
   Rohm Company                       98,200        16,455
   Ryohin Keikaku                    200,400         4,829
   Sanken Electric                   229,000         1,078
   Sankyo                            215,000         4,212
   Santen Pharmaceutical             141,000         2,498
   Sanwa Bank                        593,000         3,237
   Secom                              53,000         3,003
   Sekisui House                     219,000         1,763
   Sharp                             640,000         8,151
   Shimachu                           57,000           805
   Shimamura                             400            25
   Shin-Etsu Chemical                228,000         7,823
   Shindengen Electric               329,000         1,838
   Shionogi                          289,000         4,451
   Shiseido                          138,000         1,367
   SKY Perfect Communications*         1,925         2,304
   Sony                              158,400        11,249
   Sony Warrants,
     expiration 12/10/01*              1,100             7
   Sumitomo Electric Industries      795,000         9,167
   Sumitomo Marine & Fire            635,000         3,836
   Sumitomo Mitsui Banking           150,600         1,346
   Sumitomo Realty & Developmnt      302,000         1,456
   Sumitomo Special Metals           312,000         2,515
   Suzuki Motor                       92,000         1,014
   Taisho Pharmaceutical              73,000         1,558
   Taiyo Yuden                        86,000         2,162
   Takeda Chemical Industries        103,000         4,972
   Takefuji                          255,500        19,409
   TDK                                18,100         1,192
   Teijin                            407,000         1,773
   Terumo                             91,800         1,465
   THK                               111,000         2,524
   Tokai Rubber Industries           160,000         1,596
   Tokio Marine & Fire Insurance      81,000           810
   Tokyo Electron                    143,200         9,461
   Tokyo Seimitsu                     86,200         5,228
   Tokyo Style                       102,000           964
   TonenGeneral Sekiyu               681,000         4,374
   Toppan Forms                       80,200         1,200
   Toppan Printing                   712,000         5,352
   Toray Industries                  950,000         3,828
   Toshiba                           275,000         1,606

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

INTERNATIONAL
EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Toyo Seikan Kaisha                 85,000    $    1,295
   Toyo Trust & Banking              370,000           960
   Toyota Motor                       23,700           823
   Trend Micro*                       22,000           936
   Ube Industries                  1,432,000         2,765
   Uni-Charm                          22,000           948
   Union Tool                         21,500         1,115
   Ushio                             315,000         4,565
   Yamanouchi Pharmaceutical         107,000         3,688
   Yamatake                          171,000         1,405
                                                ----------
                                                   593,293
                                                ----------
MALAYSIA -- 0.0%
   Westmont Industries* (1)          218,000            --
                                                ----------
MEXICO -- 0.3%
   America Movil SA de CV            155,100         2,272
   Telefonos de Mexico ADR L         155,100         4,892
                                                ----------
                                                     7,164
                                                ----------
NETHERLANDS -- 8.9%
   ABN Amro Holding                  139,080         2,549
   Aegon                             276,640         8,158
   Ahold                             444,261        13,816
   ASM Lithography Holding*          543,794        12,114
   DSM                               258,700         9,056
   Elsevier                          176,600         2,289
   European Aeronautic Defense
     and Space                       397,467         7,382
   Gucci Group                        70,028         5,858
   Hagemeyer                         110,000         2,331
   Heineken                           76,500         4,010
   Heineken Holding, Class A          89,000         3,517
   ING Groep                         582,846        38,127
   KPNQwest*                         139,117         1,441
   Philips Electronics               149,993         4,124
   Philips Electronics
     ADR                              16,100           430
   Royal Dutch Petroleum             139,036         7,742
   Royal KPN                       2,573,778        25,164
   TNT Post Group                  1,120,377        23,473
   Unilever                          265,990        14,132
   Vendex KBB                        220,100         3,405
   VNU                               907,888        33,588
   Wolters Kluwer                    424,911        10,701
                                                ----------
                                                   233,407
                                                ----------
NEW ZEALAND -- 0.4%
   Baycorp Holdings                   83,713           396
   Telecom Corporation of
     New Zealand                   3,854,100         8,995
   Warehouse Group                   134,751           316
                                                ----------
                                                     9,707
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
NORWAY -- 0.4%
   Norsk Hydro                       275,500    $   11,311
                                                ----------
PORTUGAL -- 0.1%
   Portugal Telecom ADR              170,000         1,462
                                                ----------
SINGAPORE -- 0.7%
   Datacraft Asia                    228,291         1,109
   DBS Group Holdings                250,649         2,263
   Fraser & Neave                    398,000         1,510
   Overseas-Chinese Banking          349,150         2,263
   Singapore Airlines                223,000         1,680
   Singapore Press Holdings          145,000         1,590
   Singapore Technologies
     Engineering                   1,550,000         2,266
   Singapore Telecommunications      912,000           960
   United Overseas Bank              426,032         2,997
   Venture Manufacturing
     (Singapore)                      70,000           492
                                                ----------
                                                    17,130
                                                ----------
SOUTH KOREA -- 1.1%
   Korea Telecom ADR                 287,616         6,678
   Pohang Iron & Steel ADR           114,327         2,052
   Samsung Electronics GDR           182,520        15,628
   SK Telecom ADR                    256,087         3,887
                                                ----------
                                                    28,245
                                                ----------
SPAIN -- 2.8%
   Acerinox                          135,000         4,165
   Aguas de Barcelona*                84,080         1,171
   Aguas de Barcelona (New)*             840            11
   Banco Bilbao Vizcaya Argentaria   265,600         3,628
   Endesa                            120,316         1,991
   Grupo Dragados                    102,400         1,275
   Repsol                          1,558,841        27,657
   Telefonica                      1,991,302        32,038
   Telefonica ADR                     17,956           860
   Uralita                           192,184         1,138
                                                ----------
                                                    73,934
                                                ----------
SWEDEN -- 3.3%
   Assa Abloy, Class B                28,300           384
   Atlas Copco                     1,064,758        18,005
   Electrolux                      1,355,706        17,998
   Foreningssparbanken               155,300         1,753
   Nordea                            203,200         1,241
   Nordea ADR                      2,779,044        16,877
   Securitas                       1,123,077        18,828
   Tele2*                              7,160           222
   Telefonaktiebolaget LM
     Ericsson                      1,816,038         9,943
   Telefonaktiebolaget LM
     Ericsson ADR                     34,000           190
   Telia                             449,700         2,506
                                                ----------
                                                    87,947
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
SWITZERLAND -- 6.2%
   Adecco                             29,124    $   15,321
   Baloise Holdings                    9,770         9,906
   Compagnie Financiere Richemont      2,585         5,839
   Credit Suisse Group                45,229         8,005
   Holderbank Financiere Glarus,
     Class B                           4,420         4,481
   Nestle                              4,328         9,070
   Novartis                           31,072        48,768
   Phonak Holding                        180           539
   Roche Holding                       2,361        17,099
   Schweizerische Lebensversicherungs
     und Rentenansta                  16,795        11,677
   Societe Generale Surveillance
     Holdings, Class B                   269           328
   STMicroelectronics                142,450         4,974
   Swiss Re                            1,977         3,998
   Swisscom                            6,424         1,452
   Syngenta*                         384,922        19,848
   Syngenta ADR*                       1,901            20
   UBS                                10,350         1,496
                                                ----------
                                                   162,821
                                                ----------
TAIWAN -- 0.4%
   Taiwan Semiconductor
     Manufacturing ADR*              414,664         8,086
   Taiwan Semiconductor
     Manufacturing Warrants,
     expiration 01/28/02*            497,667         1,341
                                                ----------
                                                     9,427
                                                ----------
UNITED KINGDOM -- 19.4%
   ARM Holdings*                     180,000           842
   AstraZeneca                       629,822        30,086
   AstraZeneca (SEK)                 201,786         9,601
   AstraZeneca ADR                    15,300           738
   BAE Systems                     8,406,430        37,527
   Barclays                          190,200         5,935
   Berkeley Group                     50,333           560
   BP Amoco                          384,200         3,179
   British Airways                 3,382,795        15,149
   British American Tobacco          675,000         4,981
   British Telecommunications      2,364,746        17,146
   Cable & Wireless                1,774,839        11,986
   Centrica                        9,294,705        31,318
   Colt Telecom Group*               526,179         5,498
   Compass Group*                  2,870,095        20,484
   Diageo                            953,546         9,584
   Dimension Data Holdings*          405,000         1,635
   Dixons Group                       19,800            78
   Enterprise Oil                    433,350         3,487
   GKN                               204,800         2,104
   GlaxoSmithKline*                1,395,582        36,527
   Granada                           593,830         1,463

--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Halifax Group                     430,500   $     4,394
   HSBC Holdings                   1,315,241        15,782
   Iceland Group                     542,800         1,188
   Imperial Tobacco Group            116,200         1,120
   Kelda Group                       239,700         1,189
   Lattice Group                     594,900         1,157
   Lloyds TSB Group                  944,742         9,288
   National Grid Group               160,500         1,241
   Northern Rock                     336,220         2,423
   Pearson                            60,000         1,049
   Powergen                          250,000         2,541
   Prudential                        246,000         2,632
   Rank Group                        452,800         1,180
   Reed International              4,837,734        44,912
   Rentokil Initial                2,807,762         7,505
   Reuters Group                     262,400         3,190
   Royal Bank of Scotland Group    1,016,689        23,112
   Safeway                           748,700         3,494
   Severn Trent Water                158,510         1,565
   Shell Transport & Trading       4,861,998        37,603
   Smiths Group                      245,640         2,696
   Unilever                          504,500         3,640
   United Utilities                1,630,500        14,187
   Vodafone Group                 23,376,674        64,143
   Wimpey (George)                   847,700         2,266
   WPP Group                         789,700         8,387
                                                ----------
                                                   511,792
                                                ----------
Total Foreign Common Stocks
   (Cost $2,883,306)                             2,602,382
                                                ----------

FOREIGN CONVERTIBLE BONDS -- 0.3%
   Capcom
     1.000%, 09/30/05            JPY 173,000         1,670
   Fuji Bank
     0.250%, 02/01/02            JPY 222,000         1,412
   MBL International Finance
     3.000%, 11/30/02                  $ 855           866
   Sanwa*
     1.250%, 08/01/05            JPY 489,000         3,361
   TB Finance
     0.000%, 10/01/04            JPY 274,000         1,659
                                                ----------
Foreign Convertible Bonds
   (Cost $11,966)                                    8,968
                                                ----------

U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bill (2)
     4.280%, 08/30/01                  $ 300           295
                                                ----------
Total U.S. Treasury Obligation
   (Cost $293)                                         295
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

INTERNATIONAL
EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    FACE AMOUNT   MARKET
DESCRIPTION                            (000)    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.3%
   J.P. Morgan
     5.31%, dated 03/30/01, matures
     04/02/01, repurchase price
     $912,137 (collateralized by
     U.S. Government Agency
     Instruments: total market
     value $931,686)                  $  911         $ 911
   State Street Bank
     3.75%, dated 03/30/01, matures
     04/02/01, repurchase price
     $494,463 (collateralized by
     U.S. Government Agency
     Instruments: total market
     value $504,877)                     494           494
   State Street Bank
     3.75%, dated 03/30/01, matures
     04/02/01, repurchase price
     $3,386,172 (collateralized by
     U.S. Government Agency
     Instruments: total market
     value $3,451,350)                 3,383         3,383
   State Street Bank
     3.75%, dated 03/30/01, matures
     04/02/01, repurchase price
     $2,606,441 (collateralized by
     U.S. Government Agency
     Instruments: total market
     value $2,658,338)                 2,604         2,604
   State Street Bank
     3.75%, dated 03/30/01, matures
     04/02/01, repurchase price
     $128,040 (collateralized by
     U.S. Government Agency
     Instruments: total market
     value 134,800)                      128           128
                                                ----------
Total Repurchase Agreements
   (Cost $7,520)                                     7,520
                                                ----------
Total Investments -- 99.4%
   (Cost $2,903,085)                             2,619,165
                                                ----------
Other Assets and Liabilities, Net -- 0.6%           14,836
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 267,991,683 outstanding shares
   of beneficial interest                       $3,067,087
Accumulated net investment loss                    (11,860)
Accumulated net realized loss on investments      (136,948)
Net unrealized depreciation on investments        (283,920)
Net unrealized appreciation on
   futures contracts                                    27
Net unrealized depreciation on forward
   foreign currency contracts, foreign
   currency, and translation of other
   assets and liabilities denominated
   in foreign currency                                (385)
                                                ----------
 Total Net Assets -- 100.0%                     $2,634,001
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $9.83
                                                ==========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
DE -- FRANKFURT EXCHANGE
JPY -- JAPANESE YEN
SEK -- SWEDISH KRONA
(1) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(2) SECURITIES PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EMERGING MARKETS
EQUITY FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 86.9%
ARGENTINA -- 0.8%
   Acindar Industria Argentina
     de Aceros*                      113,691     $     114
   Banco Frances ADR                  12,170           318
   Banco Hipotecario*                311,924         2,340
   Grupo Financiero Galacia ADR*      17,111           258
   Irsa Inversiones y
     Representaciones                 13,606           200
   Quilmes Industrial ADR            234,340         2,186
   Siderar S.A., Class A              56,035           146
   Telecom Argentina ADR              11,050           172
   Telecom Argentina ADR             283,570         4,424
                                                 ---------
                                                    10,158
                                                 ---------
BRAZIL -- 5.8%
   Aracruz Celulose ADR              214,446         2,831
   Banco Bradesco ADR                  2,040            11
   Brasil Telecom
     Participacoes ADR                56,940         2,229
   Cemig ADR*                         44,260           556
   Centrais Eletricas
     Brasileiras                 106,276,300         2,035
   Centrais Eletricas
     Brasileiras ADR                  36,240           346
   Cia de Bebidas das
     Americas ADR*                   258,281         6,031
   CIA Paranaense DE
     Energia ADR                     218,764         1,816
   CIA Saneamento Basico          29,070,000         2,535
   CIA Siderurgica Nacional       48,127,306         1,041
   CIA Siderurgica Nacional ADR       12,100           263
   CIA Vale do Rio Doce ADR          178,055         4,380
   Companhia Brasileira de
     Distribuicao Grupo Pao
     de Asucar                        35,600         1,107
   Embratel Participacoes ADR        276,731         2,573
   Empresa Bras de Aeronautica
     ADR                              46,900         1,777
   Petroleo Brasileiro                92,966         2,209
   Petroleo Brasileiro ADR*          534,900        12,731
   Petroleo Brasileiro ADR*          215,095         4,678
   Tele Celular Sul
     Participacoes ADR                82,400         1,467
   Tele Centro Oeste Celular
     Participacoes ADR                10,700            87
   Tele Leste Celular
     Participacoes ADR                 2,200            80
   Tele Nordeste Celular
     Participacoes ADR                 2,100            56
   Tele Norte Celular
     Participacoes ADR                 2,050            57

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Tele Norte Leste
     Participacoes ADR               516,332      $  8,406
   Telemig Celular
     Participacoes ADR                 5,000           200
   Telesp Celular
     Participacoes ADR               178,310         2,641
   Ultrapar Participacoes
     S.A. ADR                        225,100         1,981
   Uniao de Bancos
     Brasileiros GDR                  78,531         1,602
   Vale do Rio Doce, ADR             103,900         2,556
   Votorantim Celulose
     Papel ADR                       119,090         1,459
                                                 ---------
                                                    69,741
                                                 ---------
CHILE -- 1.8%
   Banco de A. Edwards ADR*           85,319         1,322
   Banco Santander ADR                20,055           323
   Banco Santiago ADR*                46,745           949
   Cervecerias Unidas ADR             93,803         2,448
   CIA Telecomunicacion Chile ADR*    92,300         1,218
   Compania Telecomunicaciones
     de Chile ADR*                   399,820         5,278
   Cristalerias DE Chile ADR          82,100         1,437
   Distribucion Y Servicio D&S ADR   124,723         1,634
   Endesa (Chile) ADR*               135,611         1,560
   Enersis ADR*                      106,148         1,778
   Quinenco ADR                      526,900         3,504
                                                 ---------
                                                    21,451
                                                 ---------
CHINA -- 3.9%
   Asiainfo Holding                   67,200           815
   Beijing Datang Power            7,596,000         2,435
   China Petroleum & Chemical      6,226,000           982
   China Southern Airlines*        9,442,000         2,573
   Guangdong Kelon Electric        8,168,000         1,801
   Guangshen Railway              31,133,000         4,830
   Huaneng Power International     8,255,000         4,445
   Jiangxi Copper                  8,100,000           893
   PetroChina                     45,946,600         8,248
   PetroChina ADR*                   204,500         3,681
   Qingling Motors                18,155,000         3,142
   Shandong International Power
     Development                  15,036,000         3,007
   Shenzhen Expressway             9,624,000         1,604
   Travelsky Technology            2,092,000         1,368
   Yizheng Chemical Fibre         13,860,400         2,808
   Zhejiang Expressway            21,679,000         4,281
                                                 ---------
                                                    46,913
                                                 ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

EMERGING MARKETS
EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COLOMBIA -- 0.0%
   Bavaria                            23,660     $      68
                                                 ---------
CROATIA -- 0.6%
   Pliva                             614,700         6,669
                                                 ---------
CZECH REPUBLIC -- 0.5%
   Cesky Telecom*                     81,400           760
   Cesky Telecom GDR*                 54,920           519
   Ceske Energeticke Zavo*           436,785         1,133
   Komercni Banka*                    76,955         1,964
   Philip Morris CR                   10,000         1,424
                                                 ---------
                                                     5,800
                                                 ---------
EGYPT -- 0.9%
   Commercial International
     Bank GDR*                       377,000         3,214
   Misr International Bank           398,100         1,762
   Mobinil-Eqyptian Mobile Netork*    25,500           364
   Orascom Construction Industries   166,813         1,276
   Orascom Telecom GDR*               33,490           106
   Paints & Chemical Industry        660,900           843
   Suez Cement                       371,100         3,145
                                                 ---------
                                                    10,710
                                                 ---------
GREECE -- 1.9%
   Alpha Bank S.A.                   212,696         5,520
   Coca Cola Hellenic Bottling        52,530           719
   Cosmote Mobile Communications     132,900         1,048
   Hellenic Telecommunications
     Organization                    372,958         5,005
   Hellenic Telecommunications
     Organization ADR                946,050         6,244
   National Bank Of Greece           143,628         4,896
                                                 ---------
                                                    23,432
                                                 ---------
HONG KONG -- 4.5%
   Beijing Enterprises             1,190,000         1,068
   Brilliance China Automotive     5,464,000         1,594
   China EverbrightLtd.            2,409,000         2,085
   China Mobile*                   4,836,000        21,268
   China Pharmaceutical ENT       18,704,000         2,038
   China Resources Beijing Land    9,732,000         2,059
   China Unicom*                   4,661,000         5,020
   China Unicom ADR*                 167,000         1,804
   Citic Pacific                     443,000         1,281
   CNOOC                           1,814,000         1,605
   CNOOC ADR                          89,750         1,580
   Cosco Pacific                     960,000           572
   Denway Motors                   3,626,000           907
   Greencool Tech*                 6,900,000         1,734
   Hengan International
     Group Co                      8,209,000         1,642

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Legend Holdings                 2,976,000     $   2,022
   Mandarin Oriental               2,511,000         1,494
   New World China Land            1,074,000           365
   New World Infrastructure        1,240,000           819
   Shanghai Industrial
     Holdings                      1,795,000         2,923
   Yanzhou Coal Mining             1,388,000           529
                                                 ---------
                                                    54,409
                                                 ---------
HUNGARY -- 1.3%
   Egis                               30,451           978
   Gedeon Richter                     38,500         2,009
   Matav                             450,000         1,288
   Matav ADR                         258,900         3,777
   Mol Magyar Olaj ES
     Gazipari GDR                    131,890         1,860
   OTP Bank                           18,050           839
   OTP Bank GDR                       95,220         4,454
   Pick Szeged                        23,100           357
   Pick Szeged GDR 144a (A)          148,000           466
                                                 ---------
                                                    16,028
                                                 ---------
INDIA -- 4.4%
   Bajaj Auto GDR                    440,800         2,612
   Bses GDR                          140,600         1,793
   Gas Authority of India GDR        613,000         4,000
   Grasim Industries GDR             136,500           904
   ICICI Banking ADR*                107,000           770
   ICICI Limited ADR                 160,300         1,883
   Indian Hotels GDR* 144a (A)       406,300         2,666
   Infosys Technologies ADR           28,600         1,873
   ITC GDR                           126,000         2,369
   Mahanagar Telephone
     Nigam GDR                     1,281,900         7,595
   Mahindra & Mahindra GDR*          775,400         2,016
   Ranbaxy Laboratories GDR           91,000         1,338
   Reliance Industries GDR           424,400         7,485
   SSI GDR*                          169,150           262
   SSI GDR* 144a (A)                  15,200            23
   State Bank Of India GDR           674,400         6,204
   Tata Engineering &
     Locomotive GDR 144a (A)       1,365,800         2,219
   Videsh Sanchar Nigam ADR          575,536         6,820
                                                 ---------
                                                    52,832
                                                 ---------
INDONESIA -- 0.8%
   Astra International             3,303,000           444
   Gudang Garam                    1,117,000         1,389
   Hanjaya Mandala Sampoerna       1,083,500         1,232
   Indah Kiat Pulp & Paper*       27,586,500           768
   Indofood Sukses Makmur*         3,950,000           322

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Indosat (Persero) ADR             256,900     $   1,958
   Telekomunikasi                 10,532,500         2,452
   Telekomunikasi ADR                303,800         1,413
                                                 ---------
                                                     9,978
                                                 ---------
ISRAEL -- 3.7%
   AudioCodes                        144,900         1,286
   Bank Hapoalim                   3,678,200         8,911
   Bank Leumi Le-Israel*           1,006,900         1,994
   Bezeq                           2,088,600         2,759
   Blue Square-Israel ADR            201,900         2,574
   Check Point Software
     Technologies                    307,587        14,610
   ECI Telecom                       318,630         2,430
   Floware Wireless Systems           90,500           447
   Nice Systems ADR*                   9,760            98
   Orbotech*                          24,390           758
   Partner Communications ADR         99,450           429
   RADWARE                            57,000           645
   Taro Pharmaceuticals Industries    12,000           526
   Teva Pharmaceutical Industries     68,680         3,752
   Teva Pharmaceutical
     Industries ADR                   75,360         4,117
                                                 ---------
                                                    45,336
                                                 ---------
MALAYSIA -- 4.6%
   Berjaya Sports Toto Berhad      2,593,000         2,388
   British American Tobacco Berhad   331,000         3,070
   Commerce Asset Holdings           780,000         1,314
   Courts Mammoth Berhad           2,090,000         1,567
   Digi.Com Berhad                   255,000           326
   Gamuda Berhad                   1,310,000         1,303
   Genting Berhad                  1,721,000         4,167
   IOI Corporation Berhad          4,876,000         3,131
   Malayan Banking Berhad          2,731,000         9,055
   Malaysian Pacific Industries      315,000         1,020
   New Straits Times Press BHD       618,000           491
   OYL Industries Berhad             541,000         1,780
   Perusahaan Otomobil Nasional      144,000           212
   Petronas Dagangan Berhad          343,000           263
   Petronas Gas Berhad             1,195,000         2,044
   Resorts World Berhad              259,000           399
   Sime Darby Berhad               4,212,000         5,010
   Telekom Malaysia Berhad         1,692,000         5,210
   Tenaga Nasional Berhad          4,174,000        12,961
                                                 ---------
                                                    55,711
                                                 ---------
MEXICO -- 12.4%
   Alfa, Class A                   3,440,649         5,149
   America Movil                     928,600           675
   America Movil, Seies L ADR        841,924        12,334
   Apasco                            496,700         2,720
   Carso Global Telecom              595,468         1,066

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Cemex                           1,855,243      $  7,972
   Cemex ADR                          41,152           885
   Coca-Cola Femsa ADR               157,895         3,024
   Consorcio ARA*                  1,460,300         1,815
   Controladora Comercial
     Mexicana                      1,724,200         1,402
   Controladora Comercial
     Mexicana GDR                     96,300         1,507
   Corporacion Interamericana
     de Entretenimiento, Class B*  1,750,934         6,616
   Desc, Series B                  8,452,500         3,917
   Empresas ICA Sociedad
     Controladora*                   487,532           225
   Empresas ICA Sociedad
     Controladora ADR*                74,834           207
   Fomento Economico Mexicano      1,279,789         4,536
   Fomento Economico
     Mexicano ADR                    100,201         3,558
   Grupo Aeroportuario
     de Sureste ADR*                  42,900           831
   Grupo Aeroportuario
     de Sureste, Cl B*               850,300         1,585
   Grupo Carso*                      262,770           622
   Grupo Continental S.A.          1,407,400         1,924
   Grupo Financiero Banamex
     Accival                       8,782,555        15,262
   Grupo Financiero Banorte*         447,027           683
   Grupo Financiero BBVA
     Bancomer*                    11,245,210         7,556
   Grupo Industrial Bimbo            217,133           312
   Grupo Mexico                      196,170           593
   Grupo Modelo                    1,424,400         3,357
   Grupo Televisa*                    12,200           408
   Grupo Televisa GDR*               156,299         5,222
   Kimberly-Clark de
     Mexico, Cl A                  2,954,404         8,354
   Panamerican Beverages, Cl A        40,932           718
   Pepsi-Gemex S.A.                  824,700         4,041
   Telefonos de Mexico ADR           802,224        25,302
   Tubos de Acero de Mexico ADR       89,657           981
   TV Azteca ADR                     610,600         4,518
   Vitro ADR*                        101,280           294
   Walmart De Mexico Series C*     1,976,305         4,194
   Walmart De Mexico Series V*     1,412,344         3,272
   Walmart de Mexico ADR*            118,772         2,766
                                                 ---------
                                                   150,403
                                                 ---------
PANAMA -- 0.3%
   Banco Latinoamericano
     de Exportaciones                116,400         3,584
                                                 ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

EMERGING MARKETS
EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
PERU -- 0.1%
   Buenaventura ADR                   52,818     $     782
   Credicorp Ltd.                     67,369           546
                                                 ---------
                                                     1,328
                                                 ---------
PHILIPPINES -- 1.4%
   ABS-CBN Broadcasting              740,200           650
   Ayala Land                      4,025,000           447
   Bank of Philippine Islands      1,276,318         1,791
   First Philippine Holdings         704,600           295
   La Tondena Distillers           1,955,600         1,185
   Manila Electric, Cl B           4,155,700         4,321
   Metropolitan Bank & Trust          85,800           378
   Philippine Long Distance
     Telephone                        69,500         1,003
   Philippine Long Distance
     Telephone ADR                   232,350         3,334
   SM Prime Holdings              23,835,600         2,984
   Universal Robina                4,903,400           446
                                                 ---------
                                                    16,834
                                                 ---------
POLAND -- 1.6%
   Bank Polska Kasa Opieki
     Grupa Pekao*                    126,695         2,014
   Elektrim*                         434,450         2,901
   Kghm Polska Meidz GDR              42,500           427
   KGHM Polska Miedz*                482,250         2,442
   Polski Koncern Naftowy GDR        313,300         2,765
   Polski Koncern Naftowy Orlen      134,000           600
   Powszechny Bank
     Kredytowy GDR*                   91,070         2,391
   Telekomunikacja Polska            326,200         1,747
   Telekomunikacja Polska GDR        852,840         4,605
                                                 ---------
                                                    19,892
                                                 ---------
RUSSIA -- 2.9%
   Gazprom ADR                       344,220         2,194
   Lukoil-Holdings ADR               271,640        10,105
   Mobile Telesystems ADR*           170,507         4,433
   Mosenergo ADR                     289,400           967
   Norilsk Nickel                    257,100         3,227
   Rostlecom ADR                      22,770           105
   Surgutneftegaz ADR                608,490         6,496
   Surgutneftegaz ADR                 26,500           283
   Unified Energy Systems ADR        143,500         1,435
   Unified Energy Systems GDR        531,210         5,312
   Vimpel Communications ADR          23,400           321
                                                 ---------
                                                    34,878
                                                 ---------



--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
SINGAPORE -- 0.3%
   Datacraft Asia*                   747,760     $   3,634
   Golden Agri-Resources*          9,941,000           496
                                                 ---------
                                                     4,130
                                                 ---------
SOUTH AFRICA -- 7.8%
   ABSA Group                      2,678,650        10,735
   African Bank Investments*       4,321,120         4,105
   Anglo American Platinum           299,970        10,036
   Barloworld                        404,200         2,685
   BOE                             2,315,500         1,217
   Comparex Holdings*              1,096,800         1,369
   De Beers Consolidated Mines       170,690         6,499
   Edgars Consolidated Stores        448,600         1,179
   FirstRand                       3,884,000         3,588
   Foschini                        2,126,617         1,314
   Gold Fields                        79,400           309
   Illovo Sugar                    2,587,100         1,486
   Impala Platinum Holdings          112,300         3,996
   Imperial Holdings*                      4            --
   Ixchange Technology
     Holdings*                     1,408,030           290
   Metro Cash & Carry             29,434,476         4,373
   MGX Holdings                      204,698           194
   Murray & Roberts Holdings*      2,783,800         1,720
   Nampak                          2,552,200         3,441
   Naspers                           448,100         1,502
   Pretoria Portland Cement          194,300         1,613
   Profurn                        13,835,660         2,625
   Remgro*                           390,208         2,290
   Sage Group                        808,200         1,004
   Sanlam                          4,213,840         4,787
   Sappi                             707,650         5,566
   Sasol                           1,175,460         9,671
   Standard Bank Investment              167             1
   Steinhoff International
    Holdings                       1,306,300           995
   Super Group                     1,792,900         1,679
   Tiger Brands                      394,600         2,586
   Venfin                            390,208           831
   Woolworths Holdings             2,705,600         1,064
                                                 ---------
                                                    94,750
                                                 ---------
SOUTH KOREA -- 10.9%
   Cheil Communications               11,260           696
   Cheil Jedang                       72,200         1,871
   H&CB                              293,608         4,677
   H&CB ADR                          328,396         2,545
   Hana Bank                          65,400           297
   Hite Brewery Co Ltd                31,680         1,047
   Hyundai Electronics*              257,200           610
   Hyundai Motor                     392,000         5,066
   Kookmin Bank                      791,250         8,085
   Kookmin Bank GDR                   81,400           844
   Kookmin Credit Card
     Company Ltd                      27,890           624

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Korea Electric Power              469,190      $  7,121
   Korea Electric Power ADR          804,650         6,542
   Korea Fine Chemical                98,810         1,537
   Korea Telecom                     116,170         4,896
   Korea Telecom ADR                  29,800           692
   LG Electronics                     86,700           804
   LG Home Shopping                   60,232         1,661
   Pohang Iron & Steel               120,440         8,144
   Pohang Iron & Steel ADR           143,800         2,581
   Samsung                           637,000         2,738
   Samsung Electronics               230,450        36,013
   Samsung Fire & Marine             185,290         4,274
   Samsung Heavy Industries          630,590         2,828
   Samsung SDI                         9,550           387
   Samsung Securities                 74,290         1,674
   Shinhan Bank                      265,530         2,125
   Shinsegae Department Store         48,391         2,483
   SK Corporation                    529,080         4,889
   SK Telecom                         50,550         6,950
   SK Telecom ADR                    465,090         7,060
                                                 ---------
                                                   131,761
                                                 ---------
TAIWAN -- 10.1%
   Accton Technology GDR*            664,000         2,407
   Acer                            5,774,000         4,272
   Acer GDR                          180,550           668
   Ambit Microsystems                211,000         1,189
   Asustek Computer                  582,000         3,013
   Asustek Computer GDR              868,050         4,492
   Bank Sinopac*                   5,923,900         2,976
   Cathay Life Insurance             608,000         1,027
   Chang WA Commercial
     Bank                          1,284,000           751
   China Development
     Industrial Bank               2,178,000         2,235
   China Steel                     2,693,000         1,599
   China Steel GDR*                  289,200         3,413
   Chinatrust Commercial Bank*     4,505,280         3,580
   Compal Electronics*               395,500         3,757
   Compal Electronics              1,975,000         3,428
   D-Link                            859,300         1,531
   D-Link GDR                        295,400         2,659
   Delta Electronic Industrial     1,418,750         4,968
   Eva Airways                     5,606,000         2,176
   Evergreen Marine                1,666,000           999
   Far Eastern Textile               153,251         1,096
   Fubon Insurance                 1,231,000         1,128
   Fubon Insurance GDR               535,300         5,005
   HON HAI Precision Industry        891,000         5,453
   HON HAI Precision
     Industry GDR*                   173,800         2,485
   Macronix International*         1,337,000         2,117
   Macronix International ADR*        64,500         1,032

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   NAN YA Plastic                  1,522,600      $  1,808
   Powerchip Semiconductor GDR*            1            --
   President Chain Store             731,000         2,070
   Quanta Computer                   747,000         2,684
   Realtek Semiconductor             181,000         1,003
   Ritek                             460,900         2,316
   Silicon Integrated Systems        556,000         1,067
   Siliconware Preccision ADR*       723,100         2,892
   Standard Foods Taiwan             911,757         1,710
   Sunplus Technology                301,000         1,595
   Sunplus Technology  GDR           229,860         2,494
   Synnex Technology International   128,000           275
   Synnex Technology
     International GDR*               48,580           418
   Systex                            280,550         1,743
   Taiwan Semiconductor
     Manufacturing*                2,897,000         7,806
   Taiwan Semiconductor
     Manufacturing ADR*              355,500         6,932
   United Microelectronics*        5,980,660         9,651
   United Microelectronics ADR*      195,150         1,827
   Via Technologies                  107,000         1,150
   Winbond Electronics*            1,411,000         1,766
   Yageo*                            787,000         1,210
                                                 ---------
                                                   121,873
                                                 ---------
THAILAND -- 1.3%
   Advanced Info Service             372,100         3,523
   Bangkok Bank                      648,300           666
   Hana Microelectronics             545,100           787
   National Finance                2,085,200           334
   National Petrochemical            509,500           294
   PTT Exploration &
     Production Public               524,100         1,165
   Saha Union                      4,552,900         1,062
   Shin Corporations*                 91,200           332
   Siam Cement*                       47,500           388
   Siam Makro                        889,900         1,236
   Telecomasia Corporation*          936,000           395
   Thai Farmers Bank*              9,778,700         5,053
                                                 ---------
                                                    15,235
                                                 ---------
TURKEY -- 1.3%
   Akcimento Ticaret             244,261,000         1,126
   Aksigorta                      42,000,000           387
   Anadolu Efes Biracilik Ve
     Malt Sanayii AS*             26,502,481           793
   Dogan Yayin Holding*          159,876,446           391
   Hurriyet Gazeteci*            487,359,910         1,146
   Migros Turk TAS                17,277,000         1,198
   Tupras Turkiye Petrol Rafine   71,190,300         1,776
   Turk Ekonomi Bankasi GDR*         425,000         1,040
   Turkcell Iletisim Hizmet AS ADR*  285,401           893

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

EMERGING MARKETS
EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Turkiye Garanti Bankasi*      261,261,700     $     757
   Turkiye IS Bankasi            259,909,900         2,321
   Uzel Makina Sanayii ADR           357,200           330
   Vestel Elektronik Sanayi*     490,270,500         1,199
   Yapi VE Kredi Bankasi         954,636,535         2,676
                                                 ---------
                                                    16,033
                                                 ---------
UNITED KINGDOM -- 0.8%
   Dimension Data Holdings*        1,682,589         6,827
   South African Breweries           530,900         3,449
                                                 ---------
                                                    10,276
                                                 ---------
UNITED STATES -- 0.0%
   StarMedia Network*                 30,600            92
                                                 ---------
VENEZUELA -- 0.2%
   Compania Anonima Nacional
     Telefonos de Venezuela          100,970         1,964
                                                 ---------
Total Foreign Common Stocks
   (Cost $1,106,109)                             1,052,269
                                                 ---------

FOREIGN PREFERRED STOCKS -- 4.0%
BRAZIL -- 3.7%
   Banco Bradesco                479,018,908         2,582
   Banco Itau S.A.                68,704,020         5,327
   Brasil Telecom Participacoes   89,220,297           698
   Brasil Telecom                379,883,566         2,174
   Celular CRT Participacoes*      7,788,123         3,270
   Cemig                         347,580,175         4,395
   Centrais Eletricas
     Brasileiras                 245,834,076         4,537
   Centrais Eletricas
     Brasileiras ADR*                 57,200           521
   Cia de Bebidas das Americas*    4,518,500         1,053
   Cia Paranaense DE Energia      96,841,969           787
   Cia Vale do Rio Doce              237,529         5,809
   Cia Vale do Rio Doce
     Unconverted Participants          8,352            --
   Duratex                         6,000,000           152
   Embratel Participacoes        133,383,200         1,249
   Gerdau S.A.                   177,791,000         1,559
   Itausa - Investimentos          1,326,252         1,065
   Itausa - Investimentos Rights,
     expiration 04/10/01*             40,185             4
   Tele Leste Celular
     Participacoes*              804,564,653           579
   Tele Nordeste Celular
     Participacoes                73,505,800            99
   Tele Norte Celular
     Participacoes               678,550,400           376
   Tele Norte Leste
     Participacoes*               58,665,077           948
   Telecomunicacoes Brasileiras      136,570         6,603

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Telesp Celular Participacoes   66,768,692     $     391
   Usinas Sider de Minas Gerais      130,656           518
                                                 ---------
                                                    44,696
                                                 ---------
RUSSIA -- 0.1%
   Lukoil-Holding ADR                 10,300           205
   Surgutneftegaz                     76,900           807
                                                 ---------
                                                     1,012
                                                 ---------
THAILAND -- 0.2%
   Siam Commercial Bank*           3,995,100         2,109
                                                 ---------
Total Foreign Preferred Stocks
   (Cost $46,418)                                   47,817
                                                 ---------

EQUITY LINKED WARRANTS (B) -- 5.5%
INDIA -- 4.0%
   Dr. Reddy's Laboratories*         120,550         3,229
   HDFC Bank*                        176,217           870
   Hero Honda Motors*                955,960         2,881
   Hindustan Lever*                2,509,660        11,788
   Infosys Technologies*              39,485         3,462
   ICICI*                             79,950           284
   ITC*                              160,980         2,815
   Larsen & Toubro*                  601,560         2,859
   Nestle India*                     313,830         3,411
   Ranbaxy Laboratories*             219,600         2,721
   Reliance Industries*              661,697         5,554
   Satyam Computer Services*         918,500         4,614
   State Bank of India*              114,200           491
   Sun Pharmaceutical Industries*    269,200         3,128
                                                 ---------
                                                    48,107
                                                 ---------
TAIWAN -- 1.5%
   Ambit Microsystems*                74,000           418
   Asustek Computer*                 324,000         1,682
   China Development*              1,177,000         1,211
   Compeq Manufacturing*             259,000           981
   Delta Electronics*                120,000           421
   Formosa Plastic*                  545,000           746
   Formusa Chemical & Fiber*         893,000           763
   Taiwan Semiconductor*           3,229,700         8,727
   United Microeletronic*          2,097,300         3,393
                                                 ---------
                                                    18,342
                                                 ---------
Total Equity Linked Warrants
   (Cost $78,144)                                   66,449
                                                 ---------

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                            (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.3%
   J.P. Morgan
     5.28%, dated 03/30/01, matures
     04/02/01, repurchase price
     $11,723,029 (collateralized by
     U.S. Government Agency
     Instruments:  total market
     value $11,986,690)              $11,718      $ 11,718
   State Street Bank
     3.75%, dated 03/30/01, matures
     04/02/01, repurchase price
     $6,027,883 (collateralized by
     U.S. Government Agency
     Instruments:  total market
     value $6,147,861)                 6,026         6,026
   State Street Bank
     3.75%, dated 03/30/01, matures
     04/02/01, repurchase price
     $4,961,550 (collateralized by
     U.S. Government Agency
     Instruments:  total market
     value $5,062,313)                 4,960         4,960
   State Street Bank
     3.75%, dated 03/30/01, matures
     04/02/01, repurchase price
     $7,944,482 (collateralized by
     U.S. Government Agency
     Instruments:  total market
     value $8,102,467)                 7,942         7,942
   State Street Bank
     3.75%, dated 03/30/01, matures
     04/02/01, repurchase price
     $998,312 (collateralized by
     U.S. Government Agency
     Instruments:  total market
     value $1,019,706)                   998           998
   State Street Bank
     3.75%, dated 03/30/01, matures
     04/02/01, repurchase price
     $4,330,353 (collateralized by
     U.S. Government Agency
     Instruments:  total market
     value $4,418,925)                 4,329         4,329


--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                            (000)     VALUE (000)
--------------------------------------------------------------------------------
   State Street Bank
     3.75%, dated 03/30/01, matures
     04/02/01, repurchase price
     $3,359,049 (collateralized by
     U.S. Government Agency
     Instruments:  total market
     value $3,428,956)                $3,358    $    3,358
                                                ----------
Total Repurchase Agreements
   (Cost $39,331)                                   39,331
                                                ----------
Total Investments -- 99.7%
   (Cost $1,270,002)                             1,205,866
                                                ----------
Other Assets and Liabilities, Net -- 0.3%            4,196
                                                ----------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   164,749,045 outstanding shares
   of beneficial interest                        1,613,302
Accumulated net investment loss                     (6,389)
Accumulated net realized loss on investments      (332,433)
Net unrealized depreciation on investments (1)     (64,236)
Net unrealized depreciation on forward
   foreign currency contracts, foreign
   currency, and translation of other
   assets and liabilities denominated
   in foreign currency                                (182)
                                                ----------
 Total Net Assets -- 100.0%                     $1,210,062
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $7.35
                                                ==========
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
GDR -- GLOBAL DEPOSITORY RECEIPT
(1) NET OF $99,905 ACCRUED FOREIGN WITHHOLDING TAXES ON APPRECIATED SECURITIES.
(A) SECURITES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
(B) SECURITIES ARE NOT READILY MARKETABLE. SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

INTERNATIONAL FIXED
INCOME FUND
--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 86.3%
BELGIUM -- 3.9%
   Government of Belgium
     7.000%, 05/15/06                 46,600     $  45,582
                                                 ---------
CANADA -- 3.1%
   Government of Canada
     9.000%, 06/01/25                 10,360         9,207
     6.000%, 09/01/05                 16,220        10,669
     5.500%, 06/01/09                 25,375        16,234
                                                 ---------
                                                    36,110
                                                 ---------
CAYMAN ISLANDS -- 1.7%
   MBNA Europe (A)
     4.887%, 05/19/04                 21,860        19,311
                                                 ---------
DENMARK -- 1.3%
   Kingdom of Denmark
     7.000%, 11/15/07                110,500        14,689
                                                 ---------
FRANCE -- 4.8%
   Government of France
     5.500%, 10/25/10                 59,850        55,436
                                                 ---------
GERMANY -- 24.9%
   Bundesobligation
     5.000%, 05/20/05                118,618       107,637
   Bundesrepublic Deutscheland
     6.250%, 01/04/24                 30,788        30,347
     6.000%, 01/04/07                 75,445        72,069
     5.250%, 07/04/10                 73,380        67,566
   Deutsche Ausgleichbk
     1.850%, 09/20/10          JPY 1,195,000        10,174
                                                 ---------
                                                   287,793
                                                 ---------
GREECE -- 1.9%
   Hellenic Republic
     8.700%, 04/08/05                 21,224        21,517
                                                 ---------
HUNGARY -- 1.5%
   Government of Hungary
     9.250%, 05/12/05              5,443,710        17,659
                                                 ---------
ITALY -- 3.4%
   Republic of Italy
     4.500%, 07/15/03                 28,484        25,363
     1.800%, 02/23/10          JPY 1,593,000        13,550
                                                 ---------
                                                    38,913
                                                 ---------
JAPAN -- 13.8%
   Asian Development Bank
     3.125%, 06/29/05                675,000         5,988
     3.125%, 06/29/05              5,226,000        46,363


--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
   European Investment Bank
     3.000%, 09/20/06              5,686,000     $  51,361
   Japan Bank for International
     Cooperation
     2.875%, 07/28/05              1,600,000        14,102
     2.875%, 07/28/05              4,660,000        41,073
                                                 ---------
                                                   158,887
                                                 ---------
NETHERLANDS -- 2.8%
   Kingdom of Netherlands
     5.500%, 01/15/28                 35,447        31,809
                                                 ---------
NEW ZEALAND -- 1.1%
   Government of New Zealand
     8.000%, 04/15/04                 29,745        12,778
                                                 ---------
NORWAY -- 1.0%
   Kingdom of Norway
     5.750%, 11/30/04                105,000        11,258
                                                 ---------
POLAND -- 3.2%
   Government of Poland
     8.500%, 02/12/05                176,497        36,780
                                                 ---------
SPAIN -- 4.9%
   Government of Spain
     3.250%, 01/31/05                 66,625        56,360
                                                 ---------
SWEDEN -- 1.7%
   Kingdom of Sweden
    10.250%, 05/05/03                 60,700         6,612
    10.250%, 05/05/03                120,300        13,103
                                                 ---------
                                                    19,715
                                                 ---------
UNITED KINGDOM -- 8.0%
   European Investment Bank
     6.000%, 12/07/28                  3,630         5,767
   United Kingdom Treasury
     8.500%, 07/16/07                 23,125        39,058
     8.000%, 12/07/15                  9,225        17,513
     7.500%, 12/07/06                 18,908        30,242
                                                 ---------
                                                    92,580
                                                 ---------
UNITED STATES -- 3.3%
   Ford Motor Credit
     6.125%, 09/19/05              EU 12,260        11,131
   KFW International Finance
     1.750%, 03/23/10          JPY 3,204,000        27,152
                                                 ---------
                                                    38,283
                                                 ---------
Total Foreign Bonds
   (Cost $1,033,794)                               995,460
                                                 ---------

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bill (2)
     4.240%, 06/21/01                    650    $      644
   U.S. Treasury Inflationary
     Protection Security
     3.375%, 07/15/07                  2,005         2,026
   U.S. Treasury Note
     6.125%, 08/15/29                     10            11
                                                ----------
Total U.S. Treasury Obligations
   (Cost $2,671)                                     2,681
                                                ----------

TIME DEPOSIT -- 7.3%
   Banco Commerciale Italiana
     0.150%, 06/15/01         JPY 10,604,188        84,617
                                                ----------
Total Time Deposit
   (Cost $88,298)                                   84,617
                                                ----------
Total Investments -- 93.8%
   (Cost $1,124,763)                             1,082,758
                                                ----------
Other Assets and Liabilities, Net -- 6.2%           71,167
                                                ----------
Total Net Assets -- 100.0%                      $1,153,925
                                                ==========

(A) SECURITIES SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
EU -- EURO
JPY -- JAPANESE YEN
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED.
(2) SECURITIES PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 86.4%
ALGERIA -- 3.9%
   Morocco R&C Loan FRN,
     Tranche A
      7.563%, 01/01/09                 9,700     $   8,560
   Republic of Algeria FRN
     Tranche 1 Restructured
      7.688%, 09/04/06                 7,968         6,813
   Republic of Algeria FRN
     Tranche 3 Restructured
      7.688%, 03/04/10                 4,073         3,259
                                                ----------
                                                    18,632
                                                ----------
ARGENTINA -- 14.6%
   Government of Argentina
     12.125%, 02/25/19                 7,500         6,600
     12.000%, 02/01/20                 4,300         3,612
     11.750%, 04/07/09                   525           449
     11.750%, 06/15/15                16,777        14,051
     11.375%, 03/15/10                13,025        10,876
Government of Argentina (B)
      0.000%, 04/15/01                   420           417
      0.000%, 10/15/01                 1,958         1,865
      0.000%, 10/15/02                 2,500         2,113
      0.000%, 10/15/03                 3,750         2,756
      0.000%, 10/15/04                    13             8
   Government of Argentina
     Bocon Proveedores 1 FRN
      2.670%, 04/01/07             ARS 3,305         2,220
   Government of Argentina FRN (A)
     11.725%, 04/10/05                17,950        17,165
   Government of Argentina Par
      6.000%, 03/31/23                 2,485         1,621
   Government of Argentina
     Registered
      8.750%, 07/10/02             ARS 5,250         4,620
     11.750%, 02/12/07                 3,500         2,591
                                                ----------
                                                    70,964
                                                ----------
BRAZIL -- 15.7%
   Government of Brazil
     12.250%, 03/06/30                39,230        34,577
     11.000%, 08/17/40                53,239        41,393
                                                ----------
                                                    75,970
                                                ----------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

EMERGING MARKETS
DEBT FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
BULGARIA -- 17.2%
   Republic of Bulgaria Discount,
     Series A
      6.313%, 07/28/24                10,505     $   7,839
   Republic of Bulgaria FLIRB
     Non-U.S. Global Bearer,
     Series A
      3.042%, 07/28/12                22,200        16,733
   Russian Federation
     12.750%, 06/24/28                 8,800         7,726
     10.000%, 06/26/07                15,140        11,891
      8.250%, 03/31/10                13,885         9,346
   Russian Federation (A)
      8.250%, 03/31/10                14,406         9,697
      2.500%, 03/31/30                49,036        19,972
                                                ----------
                                                    83,204
                                                ----------
COLOMBIA -- 2.5%
   Republic of Colombia
     11.750%, 02/25/20                 8,200         7,544
      9.750%, 04/23/09                   875           794
      8.700%, 02/15/16                 4,000         2,900
      8.375%, 02/15/27                 1,500         1,058
                                                ----------
                                                    12,296
                                                ----------
COSTA RICA -- 1.0%
   Government of Costa Rica (A)
      9.995%, 08/01/20                 2,200         2,327
   Government of Costa Rica,
     Series B
      6.250%, 05/21/15                 2,600         2,366
                                                ----------
                                                     4,693
                                                ----------
CROATIA -- 0.1%
   Government of Croatia FRN,
     Series A
      6.250%, 07/31/10                   432           416
                                                ----------
ECUADOR -- 2.1%
   Republic of Ecuador (A)
     12.000%, 11/15/12                 5,000         3,388
      4.000%, 08/15/30                 7,495         3,077
   Republic of Ecuador Registered
      4.000%, 08/15/30                 8,900         3,653
                                                ----------
                                                    10,118
                                                ----------

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
IVORY COAST -- 0.3%
   Ivory Coast FLIRB (A) (B)
      0.000%, 03/29/18                 2,500    $      338
   Ivory Coast FLIRB Registered (B)
      0.000%, 03/29/18                 4,000           560
   Ivory Coast PDI (B)
      0.000%, 03/29/18                 4,988           723
                                                ----------
                                                     1,621
                                                ----------
JAMAICA -- 1.0%
   Government of Jamaica (A)
     12.750%, 09/01/07                 2,375         2,500
   Government of Jamaica Registered
     10.875%, 06/10/05                 2,500         2,525
                                                ----------
                                                     5,025
                                                ----------
MEXICO -- 7.8%
   Government of Mexico Par
     Recovery Rights*                 39,927           479
   Petroleos Mexicanos
      9.500%, 09/15/27                13,750        13,681
   United Mexican States
     11.375%, 09/15/16                 7,465         8,659
      9.875%, 02/01/10                 1,000         1,071
      9.750%, 04/06/05                   175           187
      8.125%, 12/31/19                15,125        13,611
                                                ----------
                                                    37,688
                                                ----------
PANAMA -- 2.8%
   Government of Panama IRB
      8.875%, 09/30/27                 2,980         2,608
      4.750%, 07/17/14                13,200        11,022
                                                ----------
                                                    13,630
                                                ----------
PERU -- 3.9%
   Republic of Peru FLIRB
      4.000%, 03/07/17                24,455        15,162
   Republic of Peru PDI
      4.500%, 03/07/17                 5,290         3,597
                                                ----------
                                                    18,759
                                                ----------
PHILIPPINES -- 2.3%
   Government of Philippines
      9.875%, 01/15/19                13,100        11,004
                                                ----------

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
POLAND -- 0.7%
   Republic of Poland RSTA
      4.250%, 10/27/24                   925    $      735
   Telekomunikacja Polska (A)
      7.750%, 12/10/08                 2,750         2,665
                                                ----------
                                                     3,400
                                                ----------
UNITED STATES -- 2.1%
   Pemex Project Funding Master Trust
      8.500%, 02/15/08                10,250        10,148
                                                ----------
URUGUAY -- 0.4%
   Republic of Uruguay
      8.750%, 06/22/10                 1,975         2,113
                                                ----------
VENEZUELA -- 8.0%
   Government of Venezuela
     13.625%, 08/15/18                 6,950         6,672
      9.250%, 09/15/27                 3,362         2,325
      6.750%, 03/31/20                13,650        10,459
   Government of Venezuela
     Discount FRB, Series W-B
      7.563%, 03/31/20                 4,850         3,759
   Government of Venezuela
     Discount, Series A (A)
      7.563%, 03/31/20                19,600        15,190
   Government of Venezuela
     NMB, Series A (A)
      7.625%, 12/18/05                   441           360
   Government of Venezuela
     Par Rights*                         232            --
                                                ----------
                                                    38,765
                                                ----------
Total Foreign Bonds
   (Cost $412,806)                                 418,446
                                                ----------

U.S. TREASURY OBLIGATION -- 15.3%
   U.S. Treasury Note
     4.250%, 03/31/03                $74,100        74,204
                                                ----------
U.S. Treasury Obligation
   (Cost $74,216)                                   74,204
                                                ----------


--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
   State Street Bank
     5.22%, dated 03/30/01, matures
     04/02/01, repurchase price
     $6,430,796 (collateralized by
     U.S. Government Agency
     Instruments: total market
     value $6,565,102)                $6,428    $    6,428
                                                ----------
Total Repurchase Agreement
   (Cost $6,428)                                     6,428
                                                ----------
Total Investments -- 103.0%
   (Cost $493,450)                                 499,078
                                                ----------
Other Assets and Liabilities, Net -- (3.0%)        (14,842)
                                                ----------
Total Net Assets -- 100.0%                        $484,236
                                                ==========
* NON-INCOME PRODUCING SECURITY
(A) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
(B) ZERO COUPON SECURITY. THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

ARS -- AREGENTINA PESO
FLIRB -- FRONT LOADED INTEREST REDUCTION BOND
FRB -- FLOATING RATE BOND
FRN -- FLOATING RATE NOTE
IRB -- INTEREST REVENUE BOND
NMB -- NEW MONEY BOND
PDI -- PAST DUE INTEREST
RSTA -- REVOLVING SHORT TERM AGREEMENT
(1) IN U.S. DOLLARS UNLESS OTHERWISE INDICATED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (000)

--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31,
2001 (UNAUDITED)

                                                                      ---------------        --------------
                                                                       INTERNATIONAL            EMERGING
                                                                       FIXED INCOME           MARKETS DEBT
                                                                           FUND                   FUND
                                                                      ---------------        --------------
ASSETS:
   Investment securities
     (Cost $1,124,763 and $493,450, respectively)                       $1,082,758                $499,078
   Cash                                                                     34,093                      --
   Foreign currency (Cost $646)                                                538                      --
   Interest receivable                                                      24,315                  12,198
   Receivable for investment securities sold                                83,249                  85,884
   Receivable for shares of beneficial interest sold                        12,087                   2,396
   Unrealized gain on forward foreign currency contracts                     6,272                      --
   Other assets                                                                206                      --
                                                                        ----------                --------
   Total Assets                                                          1,243,518                 599,556
                                                                        ----------                --------
LIABILITIES:
   Payable for investment securities sold                                   63,866                  88,572
   Payable for shares of beneficial interest redeemed                       16,366                  26,128
   Payable to affiliates                                                       947                     578
   Unrealized loss on forward foreign currency contracts                     8,200                      --
   Other liabilities                                                           214                      42
                                                                        ----------                --------
   Total Liabilities                                                        89,593                 115,320
                                                                        ----------                --------
   Net Assets                                                           $1,153,925                $484,236
                                                                        ==========                ========
NET ASSETS:
   Fund Shares of Class A (unlimited authorization -- no par value) based on
     118,477,660, and 53,298,290 outstanding shares
     of beneficial interest, respectively                               $1,262,837                $466,426
   Accumulated net investment loss/Undistributed
     net investment income                                                 (54,934)                 12,857
   Accumulated net realized loss on investments                             (9,721)                   (676)
   Net unrealized depreciation (appreciation) on investments               (42,005)                  5,628
   Net unrealized appreciation on futures contracts                            973                      --
   Net unrealized depreciation (appreciation) on forward
     foreign currency contracts, foreign currencies
     and translation of other assets and liabilities
     denominated in foreign currencies                                      (3,225)                      1
                                                                        ----------                --------

   Net Assets                                                           $1,153,925                $484,236
                                                                        ==========                ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS A                                         $     9.74                $   9.08
                                                                        ==========                ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
18

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31,
2001 (UNAUDITED)
                                                  -------------       -----------      -------------         ---------
                                                                       EMERGING        INTERNATIONAL         EMERGING
                                                  INTERNATIONAL         MARKETS            FIXED              MARKETS
                                                   EQUITY FUND        EQUITY FUND       INCOME FUND          DEBT FUND
                                                  -------------       -----------      -------------         ---------
INVESTMENT INCOME:
   Dividends                                        $  15,585            $  15,120         $     --            $    --
   Interest                                             1,258                1,035           24,046             29,263
   Less: Foreign Taxes Withheld                        (1,255)              (1,561)            (148)                --
                                                    ---------            ---------         --------            -------
   Total Investment Income                             15,588               14,594           23,898             29,263
                                                    ---------            ---------         --------            -------
EXPENSES:
   Management fees                                      6,469                4,195            3,481              1,640
   Investment advisory fees                             7,260                6,777              867              2,145
   Shareholder servicing fees                           3,594                1,613            1,445                631
   Custodian/wire agent fees                            1,013                1,115              282                 59
   Professional fees                                       51                   23               19                  8
   Registration & filing fees                             175                   70               59                 19
   Printing fees                                           78                   35               30                 13
   Trustee fees                                            12                    6                5                  2
   Pricing fees                                            13                    6                5                  2
   Distribution fees                                       --                   --               --                 --
   Miscellaneous expenses                                   8                    2                3                  4
                                                    ---------            ---------         --------            -------
   Total Expenses                                      18,673               13,842            6,196              4,523
                                                    ---------            ---------         --------            -------
   Investment advisory fees waived                       (246)              (1,240)              --               (631)
   Shareholder servicing fees waived                       --                   --             (414)              (490)
                                                    ---------            ---------         --------            -------
   Net Expenses                                        18,427               12,602            5,782              3,402
                                                    ---------            ---------         --------            -------
NET INVESTMENT INCOME (LOSS)                           (2,839)               1,992           18,116             25,861
                                                    ---------            ---------         --------            -------
Net realized gain (loss) from:
   Security transactions                              (94,155)            (164,249)           1,619              4,193
   Futures contracts                                  (11,095)                  --            4,679                 --
Net realized loss on forward foreign currency
   contracts and foreign currency transactions         (3,151)              (4,613)         (48,247)                (2)
Net change in unrealized appreciation
   (depreciation) on forward foreign currency
   contracts, foreign currencies, and translation
   of other assets and liabilities in foreign currency   (310)                (205)           4,333                 (2)
Net change in unrealized appreciation
   on futures contracts                                 3,557                   --              645                 --
Net change in unrealized appreciation
   (depreciation) on investments                     (440,081)            (116,155)*          9,871             (2,907)
                                                    ---------            ---------         --------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS                                      (545,235)            (285,222)         (27,100)             1,282
                                                    ---------            ---------         --------            -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        $(548,074)           $(283,230)        $ (8,984)           $27,143
                                                    =========            =========         ========            =======

*NET OF $74,157 INCREASE IN ACCRUED FOREIGN CAPITAL GAINS TAX ON APPRECIATED
 SECURITIES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2001 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2000


                                                                   ---------------------            ------------------------
                                                                        INTERNATIONAL                   EMERGING MARKETS
                                                                         EQUITY FUND                       EQUITY FUND
                                                                   ---------------------            ------------------------
                                                                      2001       2000                  2001         2000
                                                                   ---------- ----------            ----------   -----------
OPERATIONS:
   Net investment income (loss)                                    $  (2,839) $   20,526            $    1,992   $   (5,610)
   Net realized gain (loss) from investment transactions            (105,250)     81,283              (164,249)      49,993
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                      (3,151)     (2,669)               (4,613)      (2,471)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, futures
     contracts, foreign currencies, and translation of
     other assets and liabilities denominated in
     foreign currency                                                  3,247      (3,903)                 (205)         421
   Net change in unrealized depreciation
     on investments                                                 (440,081)   (117,844)             (116,155)*   (112,010)**
                                                                  ---------- -----------            ----------   ----------
   Net decrease in net assets from operations                       (548,074)    (22,607)             (283,230)     (69,677)
                                                                  ---------- -----------            ----------   ----------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                         (17,570)     (7,033)                   --         (587)
     Class D                                                              (1)         (1)                   --           --
   Net realized gains:
     Class A                                                         (77,419)    (36,907)                   --           --
     Class D                                                              (9)         (8)                   --           --
                                                                  ---------- -----------            ----------   ----------
   Total distributions                                               (94,999)    (43,949)                   --         (587)
                                                                  ---------- -----------            ----------   ----------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                   1,661,127   2,554,782               526,806    1,069,751
     Reinvestment of cash distributions                               88,552      40,706                    --          552
     Cost of shares redeemed                                      (1,426,489) (1,419,516)             (318,547)    (581,917)
                                                                  ---------- -----------            ----------   ----------
     Increase in net assets from
       Class A transactions                                          323,190   1,175,972               208,259      488,386
                                                                  ---------- -----------            ----------   ----------
   Class D (1):
     Proceeds from shares issued                                          --          80                    --           --
     Reinvestment of cash distributions                                   10           9                    --           --
     Cost of shares redeemed                                            (470)        (46)                   --           --
                                                                  ---------- -----------            ----------   ----------
     Increase (decrease) in net assets from
       Class D transactions                                             (460)         43                    --           --
                                                                  ---------- -----------            ----------   ----------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                                        322,730   1,176,015               208,259      488,386
                                                                  ---------- -----------            ----------   ----------
         Net increase (decrease) in net assets                      (320,343)  1,109,459               (74,971)     418,122
NET ASSETS:
   Beginning of period                                             2,954,344   1,844,885             1,285,033      866,911
                                                                  ---------- -----------            ----------   ----------
   End of period                                                  $2,634,001 $ 2,954,344            $1,210,062   $1,285,033
                                                                  ========== ===========            ==========   ==========
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                   147,539     189,656                63,916       96,424
     Shares issued in lieu of cash distributions                       7,734       3,108                    --           48
     Shares redeemed                                                (126,925)   (105,728)              (38,948)     (51,686)
                                                                  ---------- -----------            ----------   ----------
     Total Class A transactions                                       28,348      87,036                24,968       44,786
                                                                  ---------- -----------            ----------   ----------
   Class D (1):
     Shares issued                                                        --           5                    --           --
     Shares issued in lieu of cash distributions                           1           1                    --           --
     Shares redeemed                                                     (40)         (3)                   --           --
                                                                  ---------- -----------            ----------   ----------
     Total Class D transactions                                          (39)          3                    --           --
                                                                  ---------- -----------            ----------   ----------
         Net increase in capital shares                               28,309      87,039                24,968       44,786
                                                                  ========== ===========            ==========   ==========

  * NET OF $74,157 INCREASE IN ACCRUED FOREIGN WITHHOLDING TAX ON APPRECIATED SECURITIES.
 ** NET OF $340,171 DECREASE IN ACCRUED FOREIGN WITHHOLDING TAXES ON APPRECIATED
    SECURITIES.
(1) CLASS D SHARES WERE FULLY LIQUIDATED ON JANUARY 31, 2001.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2001 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2000


                                                                  ----------------------           -------------------------
                                                                        INTERNATIONAL                   EMERGING MARKETS
                                                                      FIXED INCOME FUND                     DEBT FUND
                                                                  ----------------------           -------------------------
                                                                     2001        2000                 2001           2000
                                                                  ----------  ----------           ----------    -----------
OPERATIONS:
   Net investment income                                         $    18,116  $   30,510            $  25,861     $  42,113
   Net realized gain (loss) from investment transactions               6,298      (9,838)               4,193        27,874
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                     (48,247)    (42,161)                  (2)           --
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign
     currencies, futures contracts and translation of other
     assets and liabilities denominated in foreign currencies          4,978      (4,616)                  (2)            3
   Net change in unrealized appreciation (depreciation)
     on investments                                                    9,871     (69,734)              (2,907)       19,762
                                                                  ----------  ----------             --------      --------
   Net increase (decrease) in net assets from operations              (8,984)    (95,839)              27,143        89,752
                                                                  ----------  ----------             --------      --------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                              --     (14,878)             (47,108)      (28,920)
   Net realized gains:
     Class A                                                              --          --                   --            --
                                                                  ----------  ----------             --------      --------
   Total distributions                                                    --     (14,878)             (47,108)      (28,920)
                                                                  ----------  ----------             --------      --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                     214,210     613,573               78,454       216,289
     Reinvestment of cash distributions                                   --      14,289               46,341        28,405
     Cost of shares redeemed                                        (156,885)   (221,001)            (111,148)      (98,965)
                                                                  ----------  ----------             --------      --------

INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                                         57,325     406,861               13,647       145,729
                                                                  ----------  ----------             --------      --------
         Net increase (decrease) in net assets                        48,341     296,144               (6,318)      206,561
NET ASSETS:
   Beginning of period                                             1,105,584     809,440              490,554       283,993
                                                                  ----------  ----------             --------      --------
   End of period                                                  $1,153,925  $1,105,584             $484,236      $490,554
                                                                  ==========  ==========             ========      ========
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                    21,562      59,171                8,525        24,257
     Shares issued in lieu of cash distributions                          --       1,332                5,340         3,386
     Shares redeemed                                                 (15,772)    (21,231)             (12,125)      (11,114)
                                                                  ----------  ----------             --------      --------
         Net increase in capital shares                                5,790      39,272                1,740        16,529
                                                                  ==========  ==========             ========      ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                 NET
            NET                REALIZED                DISTRIBUTIONS   NET                NET                     RATIO OF
           ASSET      NET        AND     DISTRIBUTIONS     FROM       ASSET             ASSETS       RATIO     NET INVESTMENT
           VALUE   INVESTMENT UNREALIZED   FROM NET      REALIZED     VALUE               END     OF EXPENSES  INCOME/(LOSS)
         BEGINNING  INCOME      GAINS/    INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE    TO AVERAGE
         OF PERIOD  (LOSS)     (LOSSES)     INCOME         GAINS    OF PERIOD  RETURN+   (000)    NET ASSETS    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
CLASS A
 2001*     $12.33  $(0.01)    $(2.11)     $(0.07)         $(0.31)   $ 9.83   (17.60)%  $2,634,001   1.28%         (0.20)%
 2000       12.09    0.08       0.43       (0.04)          (0.23)    12.33     4.15     2,953,872   1.29++         0.79
 1999(1)     9.16    0.04       3.34       (0.10)          (0.35)    12.09    37.86     1,844,459   1.28           0.39
 1998(1)(2) 10.15    0.07      (1.06)         --              --      9.16    (9.75)      966,707   1.24           1.60
 1998(1)     9.67    0.17       0.77       (0.18)          (0.28)    10.15    10.21       851,542   1.21           1.31
 1997       10.00    0.09       0.47       (0.07)          (0.82)     9.67     5.70       524,062   1.28           1.11
 1996        9.59    0.14       1.45       (0.19)          (0.99)    10.00    17.30       347,646   1.25           1.29

----------------------------
EMERGING MARKETS EQUITY FUND
----------------------------
CLASS A
 2001*     $ 9.19  $ 0.03     $(1.87)      $  --           $  --    $ 7.35   (20.02)%  $1,210,062   1.95%          0.31%
 2000(1)     9.13   (0.05)      0.12       (0.01)             --      9.19     0.71     1,285,033   1.96          (0.46)
 1999        6.17   (0.03)      3.00       (0.01)             --      9.13    48.23       866,911   1.95          (0.35)
 1998(2)    10.55    0.07      (4.45)         --              --      6.17   (41.52)      498,470   1.95           1.51
 1998       12.87   (0.03)     (2.25)      (0.03)          (0.01)    10.55   (17.72)      509,748   1.95          (0.12)
 1997       10.93    0.01       1.96       (0.02)          (0.01)    12.87    18.02       221,474   1.95          (0.04)
 1996       10.27   (0.02)      0.72          --           (0.04)    10.93     6.83        67,181   1.95          (0.23)

-------------------------------
INTERNATIONAL FIXED INCOME FUND
-------------------------------
CLASS A
 2001*     $ 9.81  $ 0.14     $(0.21)      $  --           $  --    $ 9.74    (0.71)%  $1,153,925   1.00%          3.13%
 2000       11.03    0.31      (1.35)      (0.18)             --      9.81    (9.58)    1,105,584   1.00           3.17
 1999       11.89    0.30      (0.42)      (0.53)          (0.21)    11.03    (1.36)      809,440   1.00           2.97
 1998(2)    10.68    0.40       0.81          --              --     11.89    11.33       533,800   1.00           3.61
 1998       10.53    0.23       0.11       (0.10)          (0.09)    10.68     3.23       408,974   1.00           3.92
 1997       10.77    0.71      (0.49)      (0.38)          (0.08)    10.53     1.85       204,219   1.00           3.99
 1996       10.42    0.58       0.89       (1.02)          (0.10)    10.77    13.96        84,318   1.00           4.70

--------------------------
EMERGING MARKETS DEBT FUND
--------------------------
CLASS A
 2001*     $ 9.51  $ 0.47     $(0.01)     $(0.89)          $  --    $ 9.08     5.27%   $  484,236   1.35%         10.24%
 2000        8.11    0.84       1.33       (0.77)             --      9.51    28.07       490,554   1.35          10.67
 1999        6.83    0.84       1.19       (0.75)             --      8.11    31.15       283,993   1.35          12.27
 1998(2)    10.31   (0.11)     (3.37)         --              --      6.83   (33.75)      162,938   1.35          10.28
 1998(3)    10.00    0.56         --       (0.25)             --     10.31     5.64       154,284   1.35           8.05



                      RATIO OF
          RATIO OF  NET INVESTMENT
          EXPENSES  INCOME/(LOSS)
         TO AVERAGE  TO AVERAGE
         NET ASSETS  NET ASSETS    PORTFOLIO
         (EXCLUDING (EXCLUDING     TURNOVER
          WAIVERS)    WAIVERS)       RATE
--------------------------------------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
CLASS A
 2001*       1.30%        (0.22)%       42%
 2000        1.30          0.78         73
 1999(1)     1.31          0.36         61
 1998(1)(2)  1.31          1.53         66
 1998(1)     1.30          1.22         75
 1997        1.42          0.97        117
 1996        1.29          1.25        102

----------------------------
EMERGING MARKETS EQUITY FUND
----------------------------
CLASS A
 2001*       2.14%         0.12%        72%
 2000(1)     2.12         (0.62)       110
 1999        2.14         (0.54)       129
 1998(2)     2.24          1.22         46
 1998        2.36         (0.53)        76
 1997        2.55         (0.64)       100
 1996        2.72         (1.00)       104

-------------------------------
INTERNATIONAL FIXED INCOME FUND
-------------------------------
CLASS A
 2001*       1.07%         3.06%        75%
 2000        1.11          3.06        190
 1999        1.22          2.75        278
 1998(2)     1.21          3.40        112
 1998        1.24          3.68        280
 1997        1.39          3.60        352
 1996        1.27          4.43        269

--------------------------
EMERGING MARKETS DEBT FUND
--------------------------
CLASS A
 2001*       1.79%         9.80%        74%
 2000        1.80         10.22        227
 1999        1.82         11.80        184
 1998(2)     1.84          9.79        186
 1998(3)     1.94          7.46        269


* FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2001 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
++ THE RATIO OF EXPENSES TO AVERAGE NET ASSETS, EXCLUDING INTEREST EXPENSE, IS 1.28% FOR THE YEAR ENDED SEPTEMBER 30, 2000.
(1) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS/(LOSSES) CALCULATED USING AVERAGE SHARES.
(2) FOR THE SEVEN MONTH PERIOD ENDED SEPTEMBER 30, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. PRIOR TO SEPTEMBER 30, 1998, THE FISCAL YEAR END OF THE TRUST WAS FEBRUARY 28 OR 29.
(3) THE EMERGING MARKETS DEBT CLASS A SHARES WERE OFFERED BEGINNING JUNE 29, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)



1. ORGANIZATION
SEI Institutional International Trust, (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds. Effective January 31, 2001 the Class D shares of the International Equity Fund were fully liquidated.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States.
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     SECURITY VALUATION -- Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at amortized cost, which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are valued at fair value using good faith pricing procedures approved by the Board of Trustees.
     FEDERAL INCOME TAXES -- It is the intention of each Fund to continue to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.
     The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.
     NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral to cover principal and interest, including accrued interest thereon, is sufficient in the event of default by the counterparty.
     The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty of the repurchase agreement.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)


     For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.
     The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.
     The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.
     FUTURES CONTRACTS -- The International Equity Fund and the International Fixed Income Fund utilized futures contracts during the period ended March 31, 2001. The Funds investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of its benchmark index.
     Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked to market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.
     EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.
     OPTION SELLING/PURCHASING -- The Funds may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.
     CLASSES -- Class-specific expenses, such as Shareholder Servicing for Class A and 12b-1 and Transfer Agent for Class D, are borne by that class.

Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
     OTHER -- Security transactions are reported for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.
     ACCOUNTING STANDARDS ISSUED BUT NOT YET IMPLEMENTED -- In November 2000, a revised AICPA Audit and Accounting Guide, AUDITS Of INVESTMENT COMPANIES, was issued, and is effective for fiscal years beginning after December 15, 2000. The Trust expects that the impact of the implementation of the new audit guide will not be material to the financial statements.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Investments Fund Management (the "Manager") and the Trust are parties to a management agreement dated September 30, 1988, under which the Manager provides management, administrative and shareholder services to the Trust for an annual fee equal to .45% of the average daily net assets of the International Equity Fund, .60% of the average daily net assets of the International Fixed Income Fund, and .65% of the average daily net assets of the Emerging Markets Equity and Emerging Markets Debt Funds. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Fund.
     SEI Investments Management Corporation ("SIMC") acts as the investment adviser for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. Under the Invest-ment Advisory Agreement, SIMC receives an annual fee of .505% of the average daily net assets of the International Equity Fund, 1.05% of the average daily net assets of the Emerging Markets Equity Fund, and .85% of the average daily net assets of the Emerging Markets Debt Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each fund.
     SIMC has entered into investment sub-advisory agreements with the following parties:

INVESTMENT                                       DATE OF
SUB-ADVISER                                     AGREEMENT
--------------                                 -----------
INTERNATIONAL EQUITY FUND
Acadian Asset Management, Inc.                  03/25/96
BlackRock International, Ltd.                   12/13/99
Capital Guardian Trust Company                  06/29/98
Jardine Fleming International
  Management, Inc.                              10/11/00
Martin Currie, Inc.                             09/28/00
Oechsle International Advisors, LLC             06/22/99

EMERGING MARKETS EQUITY FUND
Morgan Stanley Dean Witter
  Investment Management, Inc.                   09/15/98
Nicholas-Applegate Capital
  Management, Inc.                              09/10/98
Schroder Investment Management
  North America, Inc.                           04/04/00
SG Pacific Asset Management, Inc.
  and SGY Asset Management
  (Singapore) Ltd.                              03/23/98
The Boston Company Asset
  Management                                    09/18/00

EMERGING MARKETS DEBT FUND
Salomon Brothers Asset
  Management, Inc.                              06/30/97

     Strategic Fixed Income, LLC, the Adviser for the International Fixed Income Fund, is a party to an investment advisory agreement with the Trust dated June 15, 1993. Under the investment advisory agreement, Strategic Fixed Income, LLC, receives an

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

annual fee of up to .30% of the average daily net assets of the Fund. Strategic Fixed Income, LLC, has voluntarily agreed to waive all or a portion of their fee, in conjunction with the Manager, in order to limit the total operating expenses of the Fund. Effective January 1, 2000, Strategic Fixed Income, LLC, receives an annual fee of up to .15% of the average net assets of the Fund.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. Effective April 15, 1996, the Trust adopted a shareholder servicing plan (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to the Class A shares are paid to the Distributor. Under the Class A Plan, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services. The Distributor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of each fund.
     The International Equity Fund has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares is paid to the Distributor. For the period ended January 31, 2001, the Distributor was taking a fee under the Class D Plan of .25% of the average daily net assets attributable to Class D shares. Effective January 31, 2001, the Class D shares were fully liquidated. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. In addition, Class D shares incurred transfer agency fees of up to .15% of the average daily net assets. Class D shares were also subject to a 5% sales load on purchases of shares.
     Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of affiliated Officers and Trustees is paid by the manager.
     For the six month period ended March 31, 2001, the Funds paid commissions of $642,888 to affiliated broker-dealers.
     The International Equity and Emerging Markets Equity Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the six month period ended March 31, 2001 were $11,105 and $6,135, respectively.

4. FORWARD FOREIGN CURRENCY CONTRACTS
The Funds enter into forward foreign currency exchange contracts as hedges against fund positions and anticipated fund positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.
     The following forward foreign currency contracts were outstanding at March 31, 2001:

                                       IN       UNREALIZED
      MATURITY       CONTRACTS TO   EXCHANGE   APPRECIATION
        DATES       DELIVER/RECEIVE    FOR    (DEPRECIATION)
------------------- --------------- --------  -------------
INTERNATIONAL FIXED INCOME FUND
-------------------------------
FOREIGN CURRENCY PURCHASES:
05/23/01       CH     78,668,885 $   46,175,227  $  (472,556)
05/23/01       EU    297,411,998    825,436,421   (3,466,547)
05/23/01       JY 17,984,999,220    147,665,771   (3,112,311)
05/23/01       UK     83,892,838    120,035,922     (882,930)
                                 --------------  -----------
                                 $1,139,313,341  $(7,934,344)
                                 --------------  -----------
FOREIGN CURRENCY SALES:
05/23/01       CD     52,882,537 $   33,797,526  $   195,426
05/23/01       CH     73,533,629     43,065,366      346,021
05/23/01       DK      1,548,111        186,316        3,065
04/04/01       EU      3,876,844      3,401,930      (25,193)
05/23/01       EU    191,116,084    171,164,817    2,194,637
04/04/01       JY  1,746,778,986     13,889,782      (51,010)
05/23/01       JY 19,280,466,795    157,046,225    2,080,514
05/23/01       NZ     33,016,843     13,720,810      401,595
05/23/01       SK    358,854,049     35,103,125      261,286
04/04/01       UK        697,651        990,525       (1,303)
05/23/01       UK     94,084,389    134,230,228      602,175
                                 --------------  -----------
                                 $  606,596,650  $ 6,007,213
                                 --------------  -----------
                                                 $(1,927,131)
                                                 ===========

CURRENCY LEGEND
CD    Canadian Dollar     JY    Japanese Yen
CH    Swiss Franc         SK    Swedish Krona
DK    Danish Kroner       UK    British Pound Sterling
EU    Euro Currency


5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the six month period ended March 31, 2001, were as follows:

                                     PURCHASES    SALES
                                       (000)      (000)
                                    ---------- ----------
International Equity Fund           $1,564,463 $1,165,850
Emerging Markets Equity Fund         1,083,915    867,967
International Fixed Income Fund        909,982    645,586
Emerging Markets Debt Fund             306,928    235,477

     The International Fixed Income Fund purchased (in thousands) $26,316 and sold $27,525 in U.S. government securities, during the six month period ended March 31, 2001.
     For Federal income tax purposes, the cost of securities owned at March 31, 2001 and the net realized gains or losses on securities sold for the six month period then ended was not materially different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at March 31, 2001 for the Funds is as follows:

                                                  NET
                       APPRE-      DEPRE-     UNREALIZED
                       CIATED      CIATED    APPRECIATION/
                     SECURITIES  SECURITIES (DEPRECIATION)
                        (000)       (000)        (000)
                     ----------  ---------- --------------
International Equity
   Fund               $138,683   $(422,603)  $(283,920)
Emerging Markets
   Equity Fund          99,446    (163,682)    (64,236)*
International Fixed
   Income Fund           8,772     (50,777)    (42,005)
Emerging Markets
   Debt Fund            15,420      (9,792)      5,628

*Net of $99,905 in accrued foreign capital gains tax on appreciated securities.


6. FUTURES CONTRACTS
The following Funds had futures contracts open as of March 31, 2001:

  CONTRACT    NUMBER OF MARKET   SETTLEMENT     UNREALIZED
 DESCRIPTION  CONTRACTS  VALUE      MONTH       GAIN/(LOSS)
------------  --------- ------   ----------     ----------
INTERNATIONAL EQUITY FUND
-------------------------
DJ Euro Stoxx     51 $ 1,863,773   June 2001       $ 3,742
FT-SE 100 Index   13   1,042,760   June 2001         7,661
SPI 200 Index      5     194,404   June 2001          (501)
Topix              9     914,220   June 2001        15,661
                                                  --------
                                                  $ 26,563
                                                  ========
INTERNATIONAL FIXED INCOME FUND
-------------------------------
Japan 10 Year
   Bond           79 $87,629,987  June 2001       $972,841
                                                  ========

7. INVESTMENT RISKS
Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet its obligations may be affected by economic and political developments in a specific country, industry or region.

8. LOAN PARTICIPATIONS AND BRADY BONDS
The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2001 (UNAUDITED)

contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.
     Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

9. OTHER
On March 31, 2001, one shareholder held approximately 89%, 86%, 88%, and 87% of the outstanding shares of the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund, respectively. This shareholder is comprised of omnibus accounts, which are held on behalf of several individual shareholders.

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT March 31, 2001

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND
CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND
CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT,
ASSISTANT SECRETARY

Cynthia M. Parrish
VICE PRESIDENT,
ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT,
ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT,
ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT,
ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT,
ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT,
ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT,
ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISORS
SEI Investments Management Corporation
Strategic Fixed Income LLC

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal. SEI Investments Distribution Co., the Distributor of the SEI Funds, is not affiliated with any bank.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
1 800 342 5734

SEI INVESTMENTS





SEI Investments Distribution Co.
Oaks, PA 19456
1 800-DIAL-SEI  /  1 800 342 5734







SEI-F-031 (03/01)